MORGAN STANLEY FLEXIBLE INCOME TRUST
522 Fifth Avenue
New York, New York 10036
VIA EDGAR
March 2, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Flexible Income Trust File Nos. 33-44782; 811-6515
Ladies and Gentlemen:
     On behalf of Morgan Stanley Flexible Income Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, filed on February 25, 2010, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 25, 2010, accession number 0000950123-10-017107.
          If you have any questions, please feel free to contact me at 212.296.6984 (tel) or 646.452.4831 (fax).

Very truly yours,
/s/ Eric Griffith
Eric Griffith
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.